SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental staffing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

2013

Total revenues	$67,453	$77,505	$-	$144,958
Expenses	53,164	68,846	3,821	125,831

Segment operating income (loss)	$14,289	$8,659	$(3,821)	$19,127

Depreciation and amortization	$5,917	$2,210	$253	$8,380

c.
The Company's business is divided into the following geographic areas: Israel, Europe, the United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Israel	$7,982	$11,561	$24,006
Europe	24,351	29,139	31,386
United States	60,727	64,591	70,872
Japan	12,111	12,661	11,965
Other	8,157	8,428	6,729

	$113,328	$126,380	$144,958

d.	The Company's long-lived assets are located as follows:

	December 31,
	2012	2013

Israel	$48,452	$35,465
Europe	2,171	8,314
United States	15,459	23,287
Japan	6,164	5,180
Other	3,657	3,395

	$75,903	$75,640

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2011, 2012 and 2013, the Company had one customer, included in the IT professional services segment, which accounted for 25%, 19% and 13% of the group revenues, respectively.